Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 63,535,913	¥ 51,114,575
Secured Bank borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,227,300	0
Unsecured Bank Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	54,890,796	50,726,390
Unsecured Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	63,118,096	50,726,390
Interest payable	¥ 417,817	¥ 388,185